Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information About Other Assets

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Prepaid income tax	59,707	553,938
Recoverable value-added tax	474,690	500,436
Prepayments	89,547	114,380
Derivative financial assets (a)	—	38,403
Repossessed assets	58,629	37,085
Deferred expenses	27,524	24,133
Others	17,144	12,210

	727,241	1,280,585
Less: Provisions for impairment	(40,292)	(31,161)

	686,949	1,249,424

Summary of Detailed Information About Interest Rate Swaps

As of December 31, 2021
Carrying amount	RMB38,403
Notional amount	USD1,290,000
Maturity date	18/05/2023
Pay type	Fixed
Receive type	1 month